Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Tax Expense (Benefit)

The tax expense (benefit) comprises:

	Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Current Tax	173,388,429	136,698,765	166,563,258	23,990,099
Deferred Tax	(22,095,408)	(6,813,018)	(8,566,670)	(1,233,857)
Total	151,293,021	129,885,747	157,996,588	22,756,242

Reconciliation Between Statutory Tax Rate to Income Before Income Taxes and Actual Provision for Income Taxes

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2014	2015	2016
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	0.38%	0.00%	0.17%
Effect of tax-free investment income	(0.62%)	(2.97%)	(4.44%)
Effect of uncertain tax positions	0.17%	(1.75%)	(0.01%)
Effect of different tax rate of subsidiary operation in other jurisdiction	(0.07%)	(0.70%)	(3.96%)
Effect of deferred tax asset allowance	—	2.00%	4.70%
Effect of tax holidays	(0.67%)	(1.28%)	(1.82%)
Effect of intra-group share transfer	—	—	1.96%
Effect of others	0.96%	0.16%	(0.06%)
	25.15%	20.46%	21.54%

Aggregate Amount and Per Share Effect of the Tax Holiday

The aggregate amount and per share effect of the Tax Holiday (including effect of timing difference reversed in the year with different rate) are as follows:

	Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Aggregate	4,007,311	8,103,295	13,363,068	1,924,682
Per share effect-basic	0.14	0.29	0.47	0.07
Per share effect-diluted	0.14	0.27	0.44	0.06

Principal Components of Deferred Income Tax Asset and Liabilities

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses	18,992,967	24,107,150	3,472,152
Tax loss carry forward	36,546,645	63,023,249	9,077,236
Unrealized other income	3,734,748	3,105,198	447,241
Others	358,881	83	12
Gross deferred tax assets	59,633,241	90,235,680	12,996,641
Valuation allowance	(12,665,420)	(34,508,881)	(4,970,312)
Net deferred tax assets	46,967,821	55,726,799	8,026,329
Analysis as:
Current	3,104,253	—	—
Non-current	43,863,568	55,726,799	8,026,329
Deferred tax liabilities:
Unrealized investment income	4,264,027	4,456,335	641,846
Net deferred tax liabilities (after offsetting)	1,159,774	4,456,335	641,846
Analysis as:
Current	1,159,774	—	—
Non-current	—	4,456,335	641,846

Movement of Uncertain Tax Positions

The movement of the Group’s uncertain tax positions is summarized as follows:

	RMB	US$
Unrecognized tax benefit—December 31, 2013	9,991,022	1,542,348
Gross increases—accrued interest in current period	1,038,963	160,388
Settlements	—	—
Reverse due to lapse of statute of limitations	—	—
Exchange rate translation	97,712	15,084
Unrecognized tax benefit—December 31, 2014	11,127,697	1,717,820
Gross increases—accrued interest in current period	—	—
Settlements	—	—
Reverse due to lapse of statute of limitations	(11,202,168)	(1,729,317)
Exchange rate translation	141,719	21,878
Unrecognized tax benefit—December 31, 2015	67,248	10,381
Gross increases—accrued interest in current period	—	—
Settlements	—	—
Reverse due to lapse of statute of limitations	(67,248)	(10,381)
Exchange rate translation	—	—
Unrecognized tax benefit—December 31, 2016	—	—